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Supplement Dated December 13, 2024

To The Prospectus Dated April 29, 2024, as amended October 21, 2024

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

JNL/BLACKROCK GLOBAL ALLOCATION FUND

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/BlackRock Global Allocation Fund, please delete the “Average Annual Total Returns as of 12/31/23” tables in the entirety and replace with the following:

Average Annual Total Returns as of 12/31/2023
Average Annual Total Returns - JNL/BLACKROCK GLOBAL ALLOCATION FUND	1 Year	5 Years	10 Years
JNL/BLACKROCK GLOBAL ALLOCATION FUND (A)	13.95%	7.67%	4.74%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (A) | Morningstar Developed Markets Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	23.74%	12.70%	8.54%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (A) | 36% S&P 500 Index, 24% FTSE World (ex U.S.) Index, 24% ICE BofA Current 5-Year U.S. Treasury Index, 16% FTSE Non-U.S. Dollar World Government Bond Index (reflects no deduction for fees, expenses, or taxes)	15.69%	7.69%	5.76%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (A) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	26.29%	15.69%	12.03%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (A) | FTSE World (ex U.S.) Index (reflects no deduction for fees, expenses, or taxes)	19.17%	9.00%	4.96%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (A) | ICE BofA Current 5-Year U.S. Treasury Index (reflects no deduction for fees, expenses, or taxes)	3.73%	0.64%	1.03%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (A) | FTSE Non-U.S. Dollar World Government Bond Index (reflects no deduction for fees, expenses, or taxes)	5.83%	(2.77%)	(1.26%)
JNL/BLACKROCK GLOBAL ALLOCATION FUND (I)	14.35%	7.98%	5.02%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (I) | Morningstar Developed Markets Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	23.74%	12.70%	8.54%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (I) | 36% S&P 500 Index, 24% FTSE World (ex U.S.) Index, 24% ICE BofA Current 5-Year U.S. Treasury Index, 16% FTSE Non-U.S. Dollar World Government Bond Index (reflects no deduction for fees, expenses, or taxes)	15.69%	7.69%	5.76%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (I) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	26.29%	15.69%	12.03%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (I) | FTSE World (ex U.S.) Index (reflects no deduction for fees, expenses, or taxes)	19.17%	9.00%	4.96%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (I) | ICE BofA Current 5-Year U.S. Treasury Index (reflects no deduction for fees, expenses, or taxes)	3.73%	0.64%	1.03%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (I) | FTSE Non-U.S. Dollar World Government Bond Index (reflects no deduction for fees, expenses, or taxes)	5.83%	(2.77%)	(1.26%)

JNL/DREYFUS GOVERNMENT MONEY MARKET FUND

Effective December 31, 2024, in the section entitled, “Summary Overview of Each Fund,” under “Performance” for the JNL/Dreyfus Government Money Market Fund, please add the following after the second paragraph:

Effective December 31, 2024, for consistency with the Fund’s principal investment strategies, the Fund will add the Bloomberg U.S. Aggregate Index as the Fund's primary benchmark and the Bloomberg USD 1 Month Cash Deposit Index as the Fund’s secondary benchmark.

JNL/JPMORGAN GLOBAL ALLOCATION FUND

Effective December 31, 2024, in the section entitled, “Summary Overview of Each Fund,” under “Performance” for the JNL/JPMorgan Global Allocation Fund, please add the following after the second paragraph:

Effective December 31, 2024, for consistency with the Fund’s principal investment strategies, the Fund will replace the 60% Morningstar Global Target Market Exposure Index (Net), 40% Bloomberg Global Aggregate Index with the 60% Morningstar Global Target Market Exposure Index (Net), 40% Bloomberg Global Aggregate ex-China Index as the Fund's secondary benchmark.

JNL/PPM AMERICA HIGH YIELD BOND FUND

Effective December 31, 2024, in the section entitled, “Summary Overview of Each Fund,” under “Performance” for the JNL/PPM America High Yield Bond Fund, please add the following after the fourth paragraph:

Effective December 31, 2024, for consistency with the Fund’s principal investment strategies, the Fund will replace the ICE Bank of America U.S. High Yield Constrained Index (Net) with the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index as the Fund's secondary benchmark.

JNL/T. ROWE PRICE U.S. HIGH YIELD FUND

Effective December 31, 2024, in the section entitled, “Summary Overview of Each Fund,” under “Performance” for the JNL/T. Rowe Price U.S. High Yield Fund, please add the following after the fourth paragraph:

Effective December 31, 2024, for consistency with the Fund’s principal investment strategies, the Fund will replace the ICE Bank of America U.S. High Yield Constrained Index (Net) with the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index as the Fund's secondary benchmark.